Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Southland Holdings Llc [Member]
Description of Business

1.	Description of Business

Southland Holdings, LLC (“Southland”, the “Company”, “we”, “us”, or “our”) is a diverse leader in specialty infrastructure construction with roots dating back to 1900. We design and construct projects in the bridges, tunnels, transportation and facilities, marine, steel structures, water and wastewater treatment, and water pipelines end markets.

Southland Holdings, LLC is based in Grapevine, Texas. It is the parent company of Johnson Bros. Corporation, American Bridge Holding Company (“American Bridge”), Oscar Renda Contracting, Southland Contracting, Mole Constructors, Heritage Materials and other affiliates. With the combined capabilities of these six primary subsidiaries and their affiliates, Southland has become a diversified industry leader with both public and private customers. The majority of our customers are located in the United States.

COVID-19 Considerations

Certain impacts to public health conditions particular to the coronavirus (“COVID-19”) outbreak have had a significant negative impact on our operations and profitability. The continuing extent of the impact to our financial performance will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If our financial performance is impacted because of these developments for an extended period, our results may be materially adversely affected. We cannot anticipate how the potential widespread distribution of a vaccine will mitigate this impact on either COVID-19 or on future variants of the disease.

We are eligible for the Canada Emergency Wage Subsidy (“CEWS”), a subsidy program offered by the Canada Revenue Agency to qualifying employers who have seen a drop in revenue due to COVID-19. Employers are eligible for a subsidy of up to 75% of eligible remuneration, paid by an eligible entity that qualified, to each eligible employee — up to a maximum of $847 per week. For CEWS periods through expiration of the program in October 2021, we have qualified for subsidies of $2.5 million. In 2021, we received subsidies of $2.4 million, which is included in labor and related costs.

Southland Holding Llc [Member]
Description of Business

1.	Description of Business

Southland Holdings, L.L.C. (“Southland”, “we”, “us”, or “our”) is a diverse leader in specialty infrastructure construction with roots dating back to 1900. The end markets for which we provide services cover a broad spectrum of specialty services within infrastructure construction. We design and construct bridges, tunnels, transportation and facilities, marine, steel structures, water and wastewater treatment, and water pipelines with projects spanning North America in various end markets.

Southland is based in Grapevine, Texas. We are the parent company of Johnson Bros. Corporation, American Bridge Company, Oscar Renda Contracting, Southland Contracting, Mole Constructors, and Heritage Materials. With the combined capabilities of these six subsidiaries and their affiliates, Southland has become a diverse industry leader with customers both public and private.

Merger Agreement

On May 25, 2022, Legato Merger Corp. II, a Delaware corporation, Legato Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of Legato, and Southland Holdings LLC, a Texas limited liability company, entered into an Agreement and Plan of Merger (the “Merger Agreement”).

Pursuant to the Merger Agreement, upon the closing of the transactions contemplated by the Merger Agreement, Legato Merger Sub Inc. will merge with and into Southland (the “Merger”), with Southland being the surviving entity of the Merger, and becoming a wholly-owned subsidiary of Legato Merger Corp. II. In connection therewith, the members of Southland will receive shares of common stock, par value $0.0001 per share, of Legato Merger Corp. II and cash in exchange for all the outstanding limited liability company membership interest of Southland.

For the nine months ended September 30, 2022, Southland costs related to the transaction were $1.9 million, and presented within selling, general, and administrative costs on the unaudited condensed consolidated statement of operations.

Consolidated U.S. GAAP Presentation

These unaudited condensed consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles (“GAAP”). The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) contains guidance that form GAAP. New guidance is released via Accounting Standards Update (“ASU”).

The unaudited condensed consolidated financial statements, have been prepared by us pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) regarding interim financial reporting. Accordingly, certain information and footnote disclosures required by generally accepted accounting principles in the United States of America (“U.S. GAAP”) for complete financial statements have been condensed or omitted in accordance with such rules and regulations. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation of the unaudited condensed consolidated financial statements have been included. These unaudited condensed consolidated financial statements should be read in conjunction with our financial statements for the year ended December 31, 2021, included elsewhere herein.

The accompanying balance sheet and related disclosures as of December 31, 2021, have been derived from our audited consolidated financial statements, included elsewhere herein. The Company’s financial condition as of September 30, 2022, and operating results for the nine months ended September 30, 2022, are not necessarily indicative of the financial conditions and results of operations that may be expected for any future interim period or for the year ended December 31, 2022.

The unaudited condensed consolidated financial statements include the accounts of Southland Holdings, LLC, and our majority-owned and controlled subsidiaries and affiliates as detailed below. All significant intercompany transactions are eliminated within the consolidations process. Investments in non-construction related partnerships and less-than-majority owned subsidiaries that we do not control, but where we have significant influence are accounted for under the equity method. Certain construction related joint ventures and partnerships that we do not control, nor do we have significant influence are accounted for under the equity method for the balance sheet and the proportionate consolidation method for the statement of operations.

These unaudited condensed consolidated financial statements include the accounts of Southland Holdings, LLC, Southland Contracting, Inc., Johnson Bros. Corporation, a Southland Company (“Johnson Bros. Corporation”), Mole Constructors, Inc., Oscar Renda Contracting, Inc. (“Oscar Renda Contracting”), Heritage Materials, LLC, American Bridge, Renda Pacific LLC, Southland Renda JV (“Southland Renda”), Southland Mole JV (“Southland Mole”), Southland RE Properties LLC, Oscar Renda Contracting of Canada, Ltd., Southland Mole of Canada Ltd. (“Southland Mole of Canada”), Southland Technicore Mole JV (“Southland Technicore Mole”), and Southland Mole of Canada / Astaldi Canada Design & Construction JV (“Southland Astaldi”).

Southland Holdings, Renda Pacific LLC, Southland RE Properties LLC, and Heritage Materials, LLC, are limited liability companies. The members’ liability is limited to our investments within those companies.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management periodically evaluates estimates used in the preparation of the consolidated financial statements for continued reasonableness. It is reasonably possible that changes may occur in the near term that would affect our estimates with respect to the input method, the allowance for double accounts, recoverability of unapproved contract modifications, and deferred tax assets.

COVID–19 Considerations

Certain impacts to public health conditions particular to the coronavirus (“COVID-19”) outbreak have had a significant negative impact on our operations and profitability. The continuing extent of the impact to our financial performance will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If our financial performance is impacted because of these developments for an extended period, our results may be materially adversely affected. We cannot anticipate how the potential widespread distribution of a vaccine will mitigate this impact on either COVID-19 or on future variants of the disease.

Cash, Cash Equivalents, and Restricted Cash

We consider all highly liquid instruments purchased with a maturity of three months or less as cash equivalents. We maintain our cash in accounts at certain institutions. The balances, at times, may exceed federally insured limits.

We have not experienced any losses in these accounts, and we do not believe they are exposed to any significant credit risk.

Restricted cash and cash equivalents consist of amounts held in accounts in our name at certain financial institutions. These accounts are subject to certain control provisions in favor of various surety and insurance companies for purposes of compliance and security perfections.

Under the terms of the agreements related to the acquisition of American Bridge, the restricted cash deposited by the sureties is of immediate use for completing the active bonded projects at the time of acquisition. As the bonded projects progress toward completion, there are provisions that remove the restrictions on the restricted cash balances based upon the completion status of the backlog of bonded contracts acquired in the acquisition of American Bridge.

(Amounts in thousands)	September 30, 2022	December 31, 2021
Cash and cash equivalents at beginning of period	$63,342	$30,889
Restricted cash at beginning of period	47,900	149,507
Cash, cash equivalents, and restricted cash at beginning of period	$111,242	180,396

Cash and cash equivalents at end of period	$43,306	$63,342
Restricted cash at end of period	14,218	47,900
Cash, cash equivalents, and restricted cash at end of period	$57,524	111,242

Goodwill and Intangibles

Goodwill and intangible assets with indefinite lives are tested for impairment annually, or more frequently if events or circumstances, triggering events, indicate that the assets might be impaired.

We evaluate goodwill at the reporting level (operating segment or one level below an operating segment). We identify our reporting units and determine the carrying value of the reporting unit by assigning assets and liabilities, including the existing goodwill and intangible assets, to the reporting unit. We then determine the fair value of the reporting unit and compare it to the carrying amount of the reporting unit. We have three reporting units. We perform our annual impairment testing for goodwill and indefinite-lived intangible assets as of the beginning of the fourth quarter of the fiscal year. As of September 30, 2022, there was no impairment recorded.

Long-Lived Assets

We review our long-lived assets, including our finite-lived intangible assets subject to amortization, for impairment upon the occurrence of events or changes, triggering events, that would indicate that the carrying value of an asset or a group of assets may not be recoverable. Recoverability of assets to be held and used is measured by comparing the carrying amount of the asset or group of assets to the future net cash flows expected to be generated by the asset or group of assets. If such assets are not considered to be fully recoverable, any impairment to be recognized is measured by the amount by which the carrying amount of the asset or group of assets exceeds its respective fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. As of September 30, 2022, we did not identify any triggering events that would require a full quantitative analysis.

Accounts Receivable, Net

We provide an allowance for doubtful accounts, which is based upon a review of outstanding receivables, historical collection information, and existing economic conditions. Normal contracts receivable are due 30 days after the issuance of the invoice. Retainages are due 30 days after completion of the project and acceptance by the contract owner. Warranty retainage receivables are due two years after completion of the project and acceptance by the contract owner. Receivables past due more than 120 days are considered delinquent. Delinquent receivables are written off based on individual credit evaluations and specific circumstances of the customer.

We can apply in writing at the time of substantial performance of the contract to substitute the amount retained as warranty receivable with a substitute bond of equal or greater value.

As of September 30, 2022, and December 31, 2021, we had an allowance of doubtful accounts of $1.5 million and $3.0 million.

Recently Adopted Accounting Pronouncements

In December 2019, FASB issued Accounting Standards Update (“ASU”) 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“Update 2019-12”), which removes certain exceptions for investments, intra-period allocations and interim tax calculations and adds guidance to reduce complexity in accounting for income taxes. Update 2019-12 was adopted as of January 1, 2021. The various amendments in Update 2019-12 are applied on a retrospective basis, modified retrospective basis and prospective basis, depending on the amendment. Our adoption of Update 2019-12 did not have a material impact on our consolidated financial statements and related disclosures.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (“Topic 848”): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“Update 2020-04”), which provides optional expedients and exceptions for applying U.S. GAAP principles to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in Update 2020-04 apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. We adopted Topic 848 as of January 1, 2021. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that an entity has elected optional expedients for and that are retained through the end of the hedging relationship. The provisions in Update 2020-04 are effective upon issuance and can be applied prospectively through December 31, 2022. Interest on the Second Amended and Restated Credit Facility accrued at an annual rate of Secured Overnight Financing Rate (“SOFR”) following our upsize in June of 2022. See Note 4 for more information. Our adoption of Update 2020-04 did not have a material impact on our consolidated financial statements and related disclosures. We no longer have any debt that references LIBOR.

Significant Accounting Policies

The significant accounting policies followed by the Company are set forth in Note 2 to the Company’s audited consolidated financial statements for the year ended December 31, 2021, included elsewhere herein. For the nine months ended September 30, 2022, there were no significant changes in our estimates and significant accounting policies.